                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [X]; Amendment Number: 1

 This Amendment (Check only one.):  [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stonerise Capital Management, LLC
Address: 44 Montgomery Street, Suite 2000
         San Francisco, CA 94104

Form 13F File Number: 28-14117

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John C. Walker
Title:   Managing Member
Phone:   (415) 772-1907

Signature, Place, and Date of Signing:

 [/s/] John C. Walker     San Francisco, California     May 15, 2012
-----------------------  ----------------------------  --------------
     [Signature]               [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [None]

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    $166,782
                                          -----------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[None]

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                          FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN 2 COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
--------                       -------- --------- -------- ---------------- ---------- -------- -------------------
                                                                                                 VOTING AUTHORITY
                               TITLE OF            VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   -------------------
NAME OF ISSUER                  CLASS    CUSIP    (X$1000) PRN AMT PRN CALL DISCRETION MANAGER   SOLE   SHARED NONE
--------------                 -------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
ACI Worldwide Inc.               Com    004498101  17795    441900 SH          Sole              441900
Alliance Data Systems Corp.      Com    018581108  19366    153750 SH          Sole              153750
Cash Store Finl Svcs Inc.        Com    14756F103   6801   1171323 SH          Sole             1171323
Coinstar Inc.                    Com    19259P300  19739    310600 SH          Sole              310600
Davita Inc.                      Com    23918K108   3661     40600 SH          Sole               40600
Equinix Inc.                     Com    29444U502  27695    175900 SH          Sole              175900
GameStop Corp-Class A            Com    36467W109  14196    650000 SH          Sole              650000
Iron Mountain Inc                Com    462846106  18697    649200 SH          Sole              649200
MoneyGram International Inc.     Com    60935Y208  12600    700000 SH          Sole              700000
Quinstreet Inc.                  Com    74874Q100   3818    364000 SH          Sole              364000
Teletech Holdings Inc.           Com    879939106   6843    425000 SH          Sole              425000
Valassis Communications, Inc.    Com    918866104  15571    677000 SH          Sole              677000

                          FORM 13F INFORMATION TABLE

COLUMN 1        COLUMN 2 COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
--------        -------- -------- -------- ---------------- ---------- -------- ----------------
                                                                                VOTING AUTHORITY
                TITLE OF           VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER   CLASS    CUSIP   (X$1000) PRN AMT PRN CALL DISCRETION MANAGER  SOLE SHARED NONE
--------------  -------- -------- -------- ------- --- ---- ---------- -------- ---- ------ ----

                          FORM 13F INFORMATION TABLE

COLUMN 1        COLUMN 2 COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
--------        -------- -------- -------- ---------------- ---------- -------- ----------------
                                                                                VOTING AUTHORITY
                TITLE OF           VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER   CLASS    CUSIP   (X$1000) PRN AMT PRN CALL DISCRETION MANAGER  SOLE SHARED NONE
--------------  -------- -------- -------- ------- --- ---- ---------- -------- ---- ------ ----

                          FORM 13F INFORMATION TABLE

COLUMN 1        COLUMN 2 COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
--------        -------- -------- -------- ---------------- ---------- -------- ----------------
                                                                                VOTING AUTHORITY
                TITLE OF           VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER   CLASS    CUSIP   (X$1000) PRN AMT PRN CALL DISCRETION MANAGER  SOLE SHARED NONE
--------------  -------- -------- -------- ------- --- ---- ---------- -------- ---- ------ ----